FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class A Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 24 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

The following replaces the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 44-46 of the Prospectus:

With respect to Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

FAF-MM-PROA

The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-PROA

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class D Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 14 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

FAF-MM-PROD

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class P Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 10 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

FAF-MM-PROP

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class T Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 29 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

The following replaces the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

FAF-MM-PROT

The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-PROT

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class U Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Fund—Principal Investment Strategies—Principal Investment Strategies Applicable to the Fund” on page 6 of the Prospectus:

The fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high-quality securities which have been determined by the fund’s adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

FAF-MM-PROU

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class V Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 29 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

The following replaces the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

FAF-MM-PROV

The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-PROV

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class X Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 15 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

The following replaces the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 29-30 of the Prospectus:

With respect to Retail Prime Obligations Fund, under authority delegated to the adviser by the board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of the fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

FAF-MM-PROX

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-PROX

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class Y Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 29 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

The following replaces the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

FAF-MM-PROY

The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-PROY

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated April 1, 2024

This information supplements the First American Money Market Funds—Class Z Shares prospectus dated December 22, 2023 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the first paragraph under the heading “More About the Funds—Principal Investment Strategies—Principal Investment Strategies Applicable to Each Fund” on page 29 of the Prospectus:

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high-quality securities which have been determined by the funds’ adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

The following replaces the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the adviser.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

FAF-MM-PROZ

The adviser generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-PROZ

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Statement of Additional Information (SAI) Supplement dated April 1, 2024

This information supplements the First American Money Market Funds SAI dated December 22, 2023. Please retain this supplement for future reference.

The following replaces the last paragraph under the heading “Additional Restrictions” on page 4 of the SAI:

Rule 2a-7 requires, among other things, that each Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security. Each Fund must comply with weekly liquidity standards that require a Fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each Fund, other than Retail Tax Free Obligations Fund, must also comply with daily liquidity standards that require a Fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each Fund is limited to investing no more than 5% of its total assets in illiquid securities.

The following replaces the second paragraph under the heading “Additional Information Concerning Fund Investments” on pages 4-5 of the SAI:

If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on borrowing from banks.

The tables on pages 15-17 of the SAI under the heading “Trustees and Executive Officers—Independent Trustees” are replaced by the following:

Independent Trustees

Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
David K. Baumgardner (1956)	Trustee

Term expiring earlier of death,

resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since November 2021; Director of predecessor funds from January 2016 to December 2023

Retired. Formerly, CFO, Smyth Companies, LLC (commercial package printing) (1990 to 2022). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Former Trustee  and Chairman, GCUI Local 1B Health and Welfare Fund. Former Trustee,

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

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Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
Graphic Arts Industry Joint Pension Trust. Former Chairman, Printing Industry of Minnesota Financial executives committee. Independent Trustee, First American Fund Complex since 2023 and since January 2016 with regard to the predecessor funds.

James D. McDonald (1959)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since December 2023

Retired. Formerly, Executive Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. (2014-2023). Prior thereto, he was a Senior Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. (2009-2014) and Director of Equity Research at Northern Trust Investments, Inc. (2001-2009). Prior thereto, Mr. McDonald was Director of Research at ABN AMRO in New York and Chicago (1994-2000) and an Equity Research Analyst at ABN AMRO following the Environmental Services Industry (1990-1994).  He is a designated Certified Public Accountant in the state of Michigan. Independent Trustee, First American Fund Complex since 2023

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Trustee, Alpha Core Strategies Fund (since 2011); Trustee, Guardian Variable Products Trust (since October 2023)

Jennifer J. McPeek (1970)	Trustee

Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since November 2021; Director of predecessor funds from September 2019 to December 2023

Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016) and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice president of Strategic Planning, ING Investment Management - Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment Adviser and/or trust entities and holds the Chartered Financial Analyst

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company); Director, Cushman & Wakefield plc (United Kingdom-based global commercial real estate services firm)

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Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
designation. Independent Trustee, First American Fund Complex since 2023 and since September 2019 with regard to the predecessor funds.

Harpreet Saluja (1969)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since December 2023	Senior Vice President of Corporate Development and Planning, Eaton (2013-present). Prior thereto, Ms. Saluja served in several other executive positions at Eaton, including Vice President, Corporate Development and Planning, Eaton (2008-2013). Independent Trustee, First American Fund Complex since 2023.	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

P. Kelly Tompkins (1956)	Chair; Trustee

Chair term three years. Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF since January 2024; Trustee of the funds since November 2021; Director of predecessor funds from September 2019 to December 2023

Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland State University College of Law (2018-present). Trustee, Cleveland State University Board of Trustees (2022-present). Board Member, Ohio Access to Justice Foundation and Chair, Nominating and Governance Committee (2023-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company). Independent Trustee, First American Fund Complex since 2023 and since September 2019 with regard to the predecessor funds.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the Trustees is First American Funds, 800 Nicollet Mall, BC-MN-H04N, Minneapolis, Minnesota, 55402 unless otherwise noted.

[1]	Includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which contributed to the conclusion that each Trustee should serve as a Trustee for FAF.

[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

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Executive Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972) [1]	President	Re-elected by the Board annually; President of FAF since October 2021	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc.

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since October 2021	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2021	Head of Operations and Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since October 2021	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

Leo Karwejna U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976) [1]	Chief Compliance Officer and Anti-Money Laundering Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2024; Anti-Money Laundering Officer of FAF since April 2024	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since March 2024, and PFM Asset Management LLC

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) [1]	Secretary	Re-elected by the Board annually; Secretary of FAF since October 2021	Chief Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since October 2021	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

[1]	Messrs. Thole, Palmer, Smith, Karwejna, Ertel and Cloutier and Ms. Stevenson are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment Adviser and administrator for FAF.

The following replaces the information provided under the heading “Trustees and Executive Officers—Standing Committees of the Board of Trustees” on pages 18-19 of the SAI:

There are currently two standing committees of the Board: Audit Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to FAF. All committee members are Independent Trustees. The Audit Committee and Governance Committee met five (5) and four (4) times, respectively, during the Funds’ fiscal year ended August 31, 2023.

	Committee Function	Committee Members

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory	David K. Baumgardner (Chair) James D. McDonald Jennifer J. McPeek Harpreet Saluja P. Kelly Tompkins

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	Committee Function	Committee Members
requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement)..

Governance Committee

The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as trustees; reviewing the independence of all independent trustees; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of trustees, recommending to the Board the slate of trustees to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) trustee education (including developing an annual education calendar; monitoring independent trustee attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent trustees; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding trustee compensation and trustee expenses; monitoring trustee investments in the Funds; monitoring compliance with trustee retirement policies; reviewing compliance with the prohibition from serving on the board of trustees of mutual funds that are not part of FAF; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).

Jennifer McPeek[1] (Chair) David K. Baumgardner James D. McDonald Harpreet Saluja P. Kelly Tompkins

1 Ms. McPeek was appointed Governance Committee Chair effective January 1, 2024.

The Governance Committee will consider shareholder recommendations for trustee nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing trustees. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Tompkins) or the Chair of the Governance Committee (Ms. McPeek), in either case at First American Funds, 800 Nicollet Mall, BC-MN-H04N, Minneapolis, Minnesota 55402. At a minimum, the recommendation should include:

●	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

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●	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and NYSE MKT listing standards and is not an “interested person” as defined in the 1940 Act;

●	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

●	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing trustee.

The table on page 22 of the SAI under the heading “Trustees and Executive Officers—Trustee Ownership of Securities of the Funds or Adviser” is replaced by the following:

	Baumgardner	Gaumond[2]	McDonald	McPeek	Myers[1]	Saluja	Tompkins
Aggregate Holdings – FAF	—	—	—	—	—	—	—
Government Obligations Fund	—	—	—	—	—	—	—
Institutional Prime Obligations Fund	—	—	—	—	—	—	—
Retail Prime Obligations Fund	—	—	—	—	—	—	—
Retail Tax Free Obligations Fund	—	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—	—	—

1 Mr. Myers retired from the Board effective December 31, 2023.

2 Mr. Gaumond retired from the Board effective March 31, 2024.

The following replaces the information provided under the heading “Trustees and Executive Officers - Trustee Qualifications” on pages 19-20 of the SAI:

The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive).

Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Trustees have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Trustee, which in each case contributed to the Board’s conclusion that the Trustee should serve as a trustee of the Funds, is provided in the “Independent Trustees” table above.

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Experience, Qualifications, Attributes, Skills for Board Membership

David K. Baumgardner has served for over eight years as a director of the predecessor funds, has more than 25 years of experience as a chief financial officer of other entities and was formerly a Certified Public Accountant at a large regional accounting firm.

James D. McDonald was appointed as a trustee effective December 18, 2023, and has more than 25 years of management and/or leadership experience in the financial services industry and holds a Certified Public Accountant designation in the state of Michigan.

Jennifer J. McPeek has served for over four years as a director of the predecessor funds, has more than 25 years of experience in the financial services industry and currently serves on the board of a large, publicly traded company.

Harpreet Saluja was appointed to the Board as a trustee effective December 18, 2023, and has more than 25 years of management and/or leadership experience in the areas of corporate strategy, global M&A transactions and finance and currently serves on other boards.

P. Kelly Tompkins has served for over four years as a director of the predecessor funds and has more than 25 years of management and/or leadership experience at both private, public and non-profit institutions.

The following replaces the information provided under the heading “Trustees and Executive Officers - Trustee Compensation” on pages 20-21 of the SAI:

Trustee Compensation

Effective January 1, 2024, FAF pays Trustees who are not paid employees or affiliates of the Funds an annual retainer of $195,000 ($270,000 in the case of the Chair). The Audit Committee Chair receives an additional annual retainer of $20,000 and the Governance Committee Chair receives an additional annual retainer of $17,000.

Trustees also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Trustees are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in FAF.

The Funds do not provide any other pension or retirement benefits to Trustees.

The following table sets forth information concerning aggregate compensation paid to each Trustee of FAF (i) by FAF (column 2), and (ii) by FAF Inc. (column 5) during the fiscal year ended August 31, 2023. No executive 21 officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Compensation during Fiscal Year Ended August 31, 2023

Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Trustees

David K. Baumgardner, Trustee	$ 200,000	-0-	-0-	$ 200,000
Mark E. Gaumond, Trustee[1]	260,000	-0-	-0-	260,000
James D. McDonald, Trustee	-0-	-0-	-0-	-0-
Jennifer J. McPeek, Trustee[2]	185,000	-0-	-0-	185,000

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Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Trustees
C. David Myers, Trustee[3]	185,000	-0-	-0-	185,000
Harpreet Saluja, Trustee	-0-	-0-	-0-	-0-
P. Kelly Tompkins, Chair[1]	197,000	-0-	-0-	197,000

1 Mr. Gaumond served as Chair through December 31, 2023 and retired from the Board effective March 31, 2024. Mr. Tompkins was appointed Chair effective January 1, 2024.

2 Ms. McPeek was appointed to Governance Committee Chair effective January 1, 2024.

3 Mr. Myers retired from the Board effective December 31, 2023.

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